INTANGIBLE ASSETS - Narrative (Details) - Customer Relationships $ in Billions	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 3.1
Intangible asset amortization periods	13 years